Debt and Other Borrowings - Schedule of Debt Obligation (Detail) - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020
Debt Disclosure [Abstract]
Senior Secured Term Loan	$ 25,000
Unsecured Revolving Credit Facilities		$ 43,000
Total	25,000	43,000
Less debt payable within one year		$ 43,000
Debt payable after one year	$ 25,000